Share Capital and Preference Shares	6 Months Ended
Jun. 30, 2021
Share Capital and Preference Shares
Share Capital and Preference Shares

13. Share Capital and Preference Shares

GasLog’s authorized share capital consists of 500,000,000 shares with a par value of $0.01 per share.

As of June 30, 2021, the share capital consisted of 95,389,062 issued and outstanding common shares, par value $0.01 per share and 4,600,000 preference shares issued and outstanding.

Dividend distributions

GasLog’s dividend distributions for the period ending June 30, 2021, are presented in the following table:

Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
February 21, 2021	Common	$0.05	March 11, 2021	4,759
March 11, 2021	Preference	$0.546875	March 31, 2021	2,516
May 5, 2021	Common	$0.05	May 26, 2021	4,769
May 13, 2021	Preference	$0.546875	June 30, 2021	2,516
Total				14,560